Stockholders' Equity Statements (USD $) In Millions	Total		Common stock and paid-in capital	Retained earnings (deficit)	Accumulated other comprehensive income
Balance, beginning of period at Jun. 30, 2010			$ 62,856	$ (17,736)	$ 1,055
Common stock issued			2,422
Net income	23,150			23,150
Other comprehensive income (loss)	808				808
Common stock cash dividends				(5,394)
Common stock repurchased			(3,738)	(8,215)
Stock-based compensation expense			2,166
Stock-based compensation income tax benefits (deficiencies)			(292)
Other, net			1
Balance, end of period at Jun. 30, 2011	57,083		63,415	(8,195)	1,863
Common stock issued			1,924
Net income	16,978	[1]		16,978
Other comprehensive income (loss)	(441)				(441)
Common stock cash dividends				(6,721)
Common stock repurchased			(1,714)	(2,918)
Stock-based compensation expense			2,244
Stock-based compensation income tax benefits (deficiencies)			(75)
Other, net			3
Balance, end of period at Jun. 30, 2012	66,363		65,797	(856)	1,422
Common stock issued			920
Net income	21,863	[2]		21,863
Other comprehensive income (loss)	321				321
Common stock cash dividends				(7,694)
Common stock repurchased			(2,014)	(3,418)
Stock-based compensation expense			2,406
Stock-based compensation income tax benefits (deficiencies)			190
Other, net			7
Balance, end of period at Jun. 30, 2013	$ 78,944		$ 67,306	$ 9,895	$ 1,743

[1]	Includes a goodwill impairment charge related to our previous OSD business segment (related to Devices and Consumer Other under our current segment structure) which decreased net income by $6.2 billion and diluted earnings per share by $0.73.
[2]	Includes a charge related to a fine imposed by the European Commission in March 2013 which decreased net income by $733 million (€561 million) and diluted earnings per share by $0.09. Also includes a charge for Surface RT inventory adjustments recorded in the fourth quarter of fiscal year 2013, which decreased net income by $596 million and diluted earnings per share by $0.07.